ALLEGIANT FUNDS


  Supplement dated December 31, 2008 to the Prospectuses dated October 1, 2008.

             This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with each Prospectus.

EFFECTIVE NOVEMBER 17, 2008, TIMOTHY L. SWANSON HAS RESIGNED AS TRUSTEE, PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL OFFICER OF THE ALLEGIANT FUNDS (THE "FUNDS"). JOHN G. ABUNASSAR, PRESIDENT AND CHIEF EXECUTIVE OFFICER, ALLEGIANT ASSET MANAGEMENT COMPANY, HAS BEEN ELECTED TO SERVE AS TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE FUNDS. RONALD L. WEIHRAUCH, ASSISTANT SECRETARY OF THE FUNDS, HAS BEEN ELECTED TO SERVE AS CHIEF LEGAL OFFICER. THE INFORMATION REGARDING MR. SWANSON ON THE INSIDE BACK COVER OF EACH PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

JOHN G. ABUNASSAR
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Executive Vice President, National City Bank
President and Chief Executive Officer, Allegiant Asset Management Company










          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE












                                                                     ALL-SP-1208

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                  A & C Shares

   Supplement dated December 31, 2008 to the Prospectus dated October 1, 2008.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE OCTOBER 27, 2008, ANDREW D. HARDING IS NO LONGER A PORTFOLIO MANAGER ON THE BALANCED ALLOCATION MANAGEMENT TEAM. AS A RESULT OF THIS CHANGE, THE INFORMATION REGARDING MR. HARDING UNDER "Balanced Allocation Management Team" ON PAGE 44 OF THE PROSPECTUS SHOULD BE DELETED. MR. HARDING REMAINS A PORTFOLIO MANAGER ON THE TAXABLE FIXED INCOME MANAGEMENT TEAM.











          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
















                                                                    SP-EQAC-1208

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                    I Shares

   Supplement dated December 31, 2008 to the Prospectus dated October 1, 2008.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE OCTOBER 27, 2008, ANDREW D. HARDING IS NO LONGER A PORTFOLIO MANAGER ON THE BALANCED ALLOCATION MANAGEMENT TEAM. AS A RESULT OF THIS CHANGE, THE INFORMATION REGARDING MR. HARDING UNDER "Balanced Allocation Management Team" ON PAGE 36 OF THE PROSPECTUS SHOULD BE DELETED. MR. HARDING REMAINS A PORTFOLIO MANAGER ON THE TAXABLE FIXED INCOME MANAGEMENT TEAM.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




















                                                                     SP-EQI-1208

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                    B Shares

   Supplement dated December 31, 2008 to the Prospectus dated October 1, 2008.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE OCTOBER 27, 2008, ANDREW D. HARDING IS NO LONGER A PORTFOLIO MANAGER ON THE BALANCED ALLOCATION MANAGEMENT TEAM. AS A RESULT OF THIS CHANGE, THE INFORMATION REGARDING MR. HARDING UNDER "Balanced Allocation Management Team" ON PAGE 62 OF THE PROSPECTUS SHOULD BE DELETED. MR. HARDING REMAINS A PORTFOLIO MANAGER ON THE TAXABLE FIXED INCOME MANAGEMENT TEAM.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE










                                                                     SP-EQB-1208

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                  A & C Shares

   Supplement dated December 31, 2008 to the Prospectus dated October 1, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On November 24, 2008, the U.S. Department of the Treasury announced that it would extend the Temporary Guarantee Program for Money Market Funds (the "Program") until April 30, 2009. The Allegiant Money Market Funds listed above (the "Funds") have elected to continue to participate in the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the extension of the Program (i.e., until April 30, 2009) requires a payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may further extend the Program beyond this term through the close of business on September 18, 2009. If the Program is extended further, the Funds will consider whether to continue to participate.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                   SP-MMAC3-1208

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    I Shares

   Supplement dated December 31, 2008 to the Prospectus dated October 1, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On November 24, 2008, the U.S. Department of the Treasury announced that it would extend the Temporary Guarantee Program for Money Market Funds (the "Program") until April 30, 2009. The Allegiant Money Market Funds listed above (the "Funds") have elected to continue to participate in the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the extension of the Program (i.e., until April 30, 2009) requires a payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may further extend the Program beyond this term through the close of business on September 18, 2009. If the Program is extended further, the Funds will consider whether to continue to participate.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






                                                                    SP-MMI2-1208

                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    B Shares

   Supplement dated December 31, 2008 to the Prospectus dated October 1, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On November 24, 2008, the U.S. Department of the Treasury announced that it would extend the Temporary Guarantee Program for Money Market Funds (the "Program") until April 30, 2009. The Allegiant Money Market Funds listed above (the "Funds") have elected to continue to participate in the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the extension of the Program (i.e., until April 30, 2009) requires a payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may further extend the Program beyond this term through the close of business on September 18, 2009. If the Program is extended further, the Funds will consider whether to continue to participate.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE







                                                                     SP-MMB-1208

                                 ALLEGIANT FUNDS

  Supplement dated December 31, 2008 to the Statement of Additional Information
                             dated October 1, 2008.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI") and
                   should be read in conjunction with the SAI.

EFFECTIVE NOVEMBER 17, 2008, TIMOTHY L. SWANSON HAS RESIGNED AS TRUSTEE, PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL OFFICER OF THE ALLEGIANT FUNDS (THE "FUNDS"). JOHN G. ABUNASSAR, PRESIDENT AND CHIEF EXECUTIVE OFFICER, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") HAS BEEN ELECTED TO SERVE AS TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE FUNDS. RONALD L. WEIHRAUCH, ASSISTANT SECRETARY OF THE FUNDS, HAS BEEN ELECTED TO SERVE AS CHIEF LEGAL OFFICER. MR. SWANSON'S BIOGRAPHICAL INFORMATION ON PAGE 73 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:


                                                                                                Number of
                                                                                                Portfolios
                                                     Length of                                   in Fund
                                  Position(s)          Time                                     Complex(3)          Other
       Name, Address(1),           Held with         Served in     Principal Occupation(s)     Overseen by      Directorships
     Date of Birth and Age         the Trust        Position(2)      During Past 5 Years         Trustee      Held by Trustee(4)
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------
John G. Abunassar(5)            Trustee,               Since      Executive Vice President,         32               None
200 Public Square, 5th Floor    President and        November     National City Bank and
Cleveland, OH  44114            Chief                  2008       Chief Executive Officer,
Date of Birth: 4/4/67           Executive                         Allegiant Asset
Age: 41                         Officer                           Management Company, since
                                                                  June 2004; Senior
                                                                  Managing Director of
                                                                  Institutional Asset
                                                                  Management, Banc One
                                                                  Investment Advisers, 2000
                                                                  - 2003.

FOOTNOTES 4 AND 5 TO THE "TRUSTEES AND OFFICERS" TABLE ON PAGE 76 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each Trustee serves as a Trustee of Allegiant Advantage Fund. Mr. Neary also serves as Chairman and Mr. Abunassar also serves as President and Chief Executive Officer of Allegiant Advantage Fund.
(5) Mr. Abunassar is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President of NCB and (2) he owns shares of common stock and options to purchase common stock of NCC.

ADDITIONALLY, THE FIRST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 76 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

Mr. Abunassar serves as Executive Vice President of National City Bank, the parent of the Adviser, and Chief Executive Officer of the Adviser.

THE INFORMATION ON PAGE 78 OF THE SAI CONCERNING MR. SWANSON'S OWNERSHIP OF FUND SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                        DOLLAR RANGE OF          PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND                           EQUITY SECURITIES IN THE FUNDS(1)      OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------
JOHN G. ABUNASSAR                                                                        Over $100,000
------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                                $50,001-$100,000
------------------------------------------------------------------------------------------------------------------
  Large Cap Value Fund                                 $50,001-$100,000
------------------------------------------------------------------------------------------------------------------
  Multi-Factor Small Cap Value Fund                     $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Fund                                    $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  International Equity Fund                             $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  Multi-Factor Mid Cap Growth Fund                      $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  Multi-Factor Small Cap Focused Value Fund             $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  Small Cap Core Fund                                   $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                 $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
  Tax Exempt Money Market Fund                         $50,001-$100,000
------------------------------------------------------------------------------------------------------------------


THE INFORMATION UNDER "Certain Interests of Independent Trustees" ON PAGE 78 OF THE SAI REGARDING MR. DURKOTT SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

         Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Mr. Durkott does not have an ownership interest in Kittle's. Kittle's has a $5.5 million line of credit open with National City Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2006 through December 31, 2007 was not greater than $7,241,000. The balance outstanding as of August 1, 2008 was $4,995,000. Interest is charged at a fluctuating rate equal to NCB's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance.


  -----------------------------------------------------------------------------


THE INFORMATION ON PAGES 79 AND 80 OF THE SAI REGARDING THE COMPENSATION FOR EACH OF THE TRUSTEES OF THE TRUST FOR THE FISCAL YEAR ENDED MAY 31, 2008 SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

                                                        Pension or             Estimated          Total
                                     Aggregate          Retirement Benefits    Annual             Compensation
Name of                              Compensation       Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust     the Trust's Expense    Retirement         Fund Complex*
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                    $103,305.00            $0                   $0               $106,500.00

Dorothy A. Berry, Trustee              $80,995.00(1)           $0                   $0              $83,500.00(1)


                                                        Pension or             Estimated          Total
                                     Aggregate          Retirement Benefits    Annual             Compensation
Name of                              Compensation       Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust     the Trust's Expense    Retirement         Fund Complex*
--------------------------------------------------------------------------------------------------------------------
Kelley J. Brennan, Chairman of the
Audit Committee and Trustee            $99,910.00(1,2)         $0                   $0             $103,000.00(1,2)

John F. Durkott, Trustee                $68,385.00             $0                   $0               $70,500.00

Richard W. Furst, Trustee               $69,840.00             $0                   $0               $72,000.00

Gerald L. Gherlein, Trustee             $68,385.00             $0                   $0               $70,500.00

Dale C. LaPorte, Trustee               $83,905.00(1,3)         $0                   $0              $86,500.00(1)

Kathleen Cupper Obert, Trustee          $68,385.00             $0                   $0               $70,500.00

INTERESTED TRUSTEES

John G. Breen, Trustee(4)               $17,460.00             $0                   $0               $18,000.00

Timothy L. Swanson, President,
CEO, Chief Legal Officer and
Trustee(5)                                  $0                 $0                   $0                   $0

(1) Includes additional compensation for serving on the Special Committee of the Board of Trustees established to review marketing and administrative services, as described in the Trust's 2008 Annual Reports.
(2) Includes amounts paid during the fiscal year ended May 31, 2008 for expenses incurred during the fiscal year ended May 31, 2007.
(3) Includes Deferred Compensation in the amount of $68,385.00 accrued during the Trust's fiscal year ended May 31, 2008 for Dale C. LaPorte.
(4) Mr. Breen resigned from the Allegiant Fund Board of Trustees and the Allegiant Advantage Fund Board of Trustees effective August 21, 2007.
(5) Mr. Swanson resigned as Trustee, President, Chief Executive Officer and Chief Legal Officer of the Allegiant Funds and the Allegiant Advantage Fund effective November 17, 2008.
 *  Each Trustee also serves as a Trustee of Allegiant Advantage Fund.

  -----------------------------------------------------------------------------

EFFECTIVE OCTOBER 27, 2008, ANDREW D. HARDING IS NO LONGER A PORTFOLIO MANAGER ON THE BALANCED ALLOCATION MANAGEMENT TEAM. AS A RESULT OF THIS CHANGE, THE REFERENCE TO THE "Balanced Allocation Management Team" UNDER MR. HARDING'S NAME ON PAGE 85 OF THE SAI SHOULD BE DELETED. FURTHER, MR. HARDING'S NAME AND DOLLAR RANGE OF SHARES BENEFICIALLY OWNED SHOULD BE DELETED UNDER THE BALANCED ALLOCATION FUND ON PAGE 92 OF THE SAI.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                                     SP-SAI-1208